Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$27,477,133.33	0.2370967	$17,521,955.86	0.1511947	$9,955,177.48
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$104,427,133.33	0.0916156	$94,471,955.86	0.0828818	$9,955,177.48

Weighted Avg. Coupon (WAC)	3.46%		3.50%
Weighted Avg. Remaining Maturity (WARM)	18.12		17.33
Pool Receivables Balance	$124,344,138.97		$114,056,937.15
Remaining Number of Receivables	23,798		23,160

Adjusted Pool Balance	$121,653,937.67		$111,698,760.20

III. COLLECTIONS

Principal:
Principal Collections	$10,015,876.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$166,746.92
Total Principal Collections	$10,182,623.34

Interest:
Interest Collections	$355,818.96
Late Fees & Other Charges	$31,141.41
Interest on Repurchase Principal	$-
Total Interest Collections	$386,960.37

Collection Account Interest	$7,911.09
Reserve Account Interest	$2,351.54
Servicer Advances	$-

Total Collections	$10,579,846.34

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$10,579,846.34
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,579,846.34

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$103,620.12	$-	$103,620.12	$103,620.12
	Collection Account Interest					$7,911.09
	Late Fees & Other Charges					$31,141.41
Total due to Servicer						$142,672.62

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$30,224.85		$30,224.85

	Total Class A interest:		$30,224.85		$30,224.85	$30,224.85

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$10,271,671.87

9.	Regular Principal Distribution Amount:					$9,955,177.48

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$9,955,177.48
	Class A Notes Total:		$9,955,177.48		$9,955,177.48
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$9,955,177.48		$9,955,177.48

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					316,494.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,690,201.30
Beginning Period Amount	$2,690,201.30
Current Period Amortization	$332,024.34
Ending Period Required Amount	$2,358,176.95
Ending Period Amount	$2,358,176.95
Next Distribution Date Required Amount	$2,051,616.10

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	14.16%	15.42%	15.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.14%	22,730	96.58%	$110,157,316.98
30 - 60 Days	1.42%	329	2.53%	$2,885,291.43
61 - 90 Days	0.38%	88	0.77%	$875,265.62
91-120 Days	0.06%	13	0.12%	$139,063.12
121 + Days	0.00%	0	0.00%	$-
Total		23,160		$114,056,937.15

Delinquent Receivables 30+ Days Past Due
Current Period	1.86%	430	3.42%	$3,899,620.17
1st Preceding Collection Period	1.80%	428	3.19%	$3,966,123.14
2nd Preceding Collection Period	1.84%	451	3.18%	$4,309,431.77
3rd Preceding Collection Period	1.67%	421	2.86%	$4,200,582.78
Four-Month Average	1.79%		3.16%

Repossession in Current Period		19		$137,384.75
Repossession Inventory		55		$85,614.48

Current Charge-Offs
Gross Principal of Charge-Offs				$271,325.40
Recoveries				$(166,746.92)
Net Loss				$104,578.48

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.01%

Average Pool Balance for Current Period				$119,200,538.06

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.05%
1st Preceding Collection Period				0.16%
2nd Preceding Collection Period				-0.04%
3rd Preceding Collection Period				0.52%
Four-Month Average				0.42%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		33	2,210	$32,101,060.98
Recoveries		15	1,984	$(18,742,384.42)
Net Loss				$13,358,676.56
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		27	1,802	$13,451,485.02
Average Net Loss for Receivables that have experienced a Net Loss				$7,464.75

Principal Balance of Extensions				$681,788.70
Number of Extensions				77

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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